SEGMENTS OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 7:	SEGMENTS OF BUSINESS

The Company is organized into two segments as of September 30, 2011.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded.  The Company also provides management and investment services for Investors LLC and Investors II.

Operation of Hooters restaurants ("Restaurants")

Hooters South Africa - On April 23, 2009, the Company's wholly owned subsidiary CHL through its 50% ownership of Chanticleer & Shaw Pty, Ltd. entered into a franchise agreement with HOA to open and operate Hooters restaurants in the Republic of South Africa.  The current plan calls for four restaurants in the first phase with three additional locations to be added later.  The first restaurant opened in December 2009 in Durban and commenced operations effective January 1, 2010.  A location in Johannesburg opened in June 2010 and the third location opened in Cape Town during June of 2011.  A fourth location at Emperor's Palace Casino in Johannesburg is expected to open in January 2012.

During September 2011, the Company acquired the remaining 50% ownership of Chanticleer & Shaw Pty, Ltd. and now owns all of the GP interest and the LP interest listed in Note 2.

Hooters Australia - We are partnering with the current Hooters franchisee in a joint venture.  The first Hooters restaurant under this joint venture (which will be the third Hooters restaurant to be opened in Australia) is expected to open in January 2012 in Campbelltown, a suburb of Sydney and we will own a 49% interest.

Financial information regarding the Company's segments is as follows for the three months ended September 30, 2011 and 2010.

Three months ended September 30, 2011

	Management	Restaurants	Total

Revenues	$(5,726)	$-	$(5,726)

Interest expense	$41,190	$-	$41,190

Depreciation and amortization	$2,512	$-	$2,512

Profit (loss)	$(327,362)	$(20,820)	$(348,182)
Investments and other			(147,973)
			(496,155)
Non-controlling interest			399
			$(495,756)

Assets	$506,838	$786,560	$1,293,398
Investments			872,216
			$2,165,614

Liabilities	$1,071,938	$716,756	$1,788,694

Expenditures for non-current assets	$-	$-	$-

Three months ended September 30, 2010

	Management	Restaurants	Total

Revenues	$9,250	$-	$9,250

Interest expense	$27,422	$-	$27,422

Depreciation and amortization	$2,713	$-	$2,713

Profit (loss)	$(181,348)	$21,597	$(159,751)
Investments and other			9,842
			(149,909)
Non-controlling interest			553
			$(149,356)

Assets	$89,336	$76,016	$165,352
Investments			1,400,571
			$1,565,923

Liabilities	$1,118,615	$25,000	$1,143,615

Expenditures for non-current assets	$3,628	$-	$3,628

Financial information regarding the Company's segments is as follows for the nine months ended September 30, 2011 and 2010.

Nine months ended September 30, 2011

	Management	Restaurants	Total

Revenues	$468,417	$-	$468,417

Interest expense	$63,876	$-	$63,876

Depreciation and amortization	$7,573	$-	$7,573

Profit (loss)	$(365,191)	$(9,256)	$(374,447)
Investments and other			(122,966)
			(497,413)
Non-controlling interest			1,376
			$(496,037)

Nine months ended September 30, 2010

	Management	Restaurants	Total

Revenues	$80,504	$-	$80,504

Interest expense **	$104,396	$-	$104,396

Depreciation and amortization	$8,281	$-	$8,281

Profit (loss)	$(681,141)	$42,850	$(638,291)
Investments and other			143,464
			(494,827)
Non-controlling interest			430
			$(494,397)

** includes $49,994 fro the beneficial conversion feature of converetible notes payable.

12.	SEGMENTS OF BUSINESS

The Company is organized into two active segments as of the end of 2010.  One of which was added during 2009 and had its initial revenue in 2010.

Management and consulting services ("Management")
The Company provides management and consulting services for small companies which are generally seeking to become publicly traded.  The Company also provides management and investment services for Investors LLC and Investors II.  The Company will also provide management services to CDF.

Insurance and specialized financial services ("Insurance")
We have formed AFS to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations.  AFS's business operation has not been activated and is expected to initially include captive insurance, CHIRA and trust services.

Operation of restaurants (South Africa) ("Restaurants")
The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa.  The initial restaurant opened December 2009 in Durban, South Africa and operations commenced in January 2010.  In the initial restaurant CHL has a 10% interest in total restaurant cash flows until the limited partners receive payout and a 40% interest in total restaurant cash flows after limited partner payout.  The second location opened in Johannesburg in June 2010 and a third location is planned to open in Cape Town during the spring of 2011.  The Company's cash requirement has been financed with limited partnerships.

Financial information regarding the Company's segments is as follows for 2010 and 2009.

Year ended December 31, 2010

	Management	Insurance	Restaurants	Total

Revenues	$136,301	$-	$-	$136,301

Interest expense	$140,016	$-	$-	$140,016

Depreciation and amortization	$11,079	$-	$-	$11,079

Profit (loss)	$(949,904)	$-	$58,337	$(891,567)
Investments and other				(138,351)
Non-controlling interest				18,353
				$(1,011,565)

Assets	$208,261	$-	$87,200	$295,461
Investments				1,119,098
				$1,414,559

Liabilities	$1,332,134	$-	$-	$1,332,134

Expenditures for non-current assets	$4,517	$-	$-	$4,517

Year ended December 31, 2009

	Management	Insurance	Restaurants	Total

Revenues	$602,978	$-	$-	$602,978

Interest expense	$33,914	$-	$-	$33,914

Depreciation and amortization	$11,481	$-	$-	$11,481

Profit (loss)	$(702,734)	$(15,000)	$(43,451)	$(761,185)
Investments and other				$(52,511)
				$(813,696)

Assets	$71,285	$-	$107,500	$178,785
Investments				$1,274,884
				$1,453,669

Liabilities	$708,651	$-	$27,000	$735,651

Expenditures for non-current assets	$7,446	$-	$62,500	$69,946